PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, gross	$ 1,303,859	$ 77,859	$ 2,974,263
Accumulated depreciation	(77,859)	(75,404)	(1,325,241)
Property and equipment, net	1,226,000	2,455	1,649,022
Land
Property, plant and equipment, gross	1,226,000	0
Telecommunications Fiber and Equipment
Property, plant and equipment, gross			2,686,905
Medical Equipment
Property, plant and equipment, gross			209,499
Office Furniture and Equipment
Property, plant and equipment, gross	$ 77,859	$ 77,859	$ 77,859